Other current and Long Term liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Schedule Of Other Current Liabilities [Table Text Block]

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK short term	734	669
Employee service award provision short term	641	263
Valued-added tax payable	251	201
Provision for retirement indemnity short term	129	-
Conditional grants	240	-
Total Other current liabilities	1,995	1,133

Schedule Of Long Term Liabilities [Table Text Block]

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Funding from partner GSK long term	6,906	6,345
Provision for retirement indemnity (see note 21)	1,978	2,875
R&D credit tax financing long term	6,682	12,661
Employee service award provision long term	2,235	2,768
Other	22	31
Total Other long term liabilities	17,823	24,680